Note 46 Fixed remuneration of senior management (Details) - EUR (€) € in Thousands	Jun. 30, 2024	Jun. 30, 2023
Fixed remuneration of senior management [Line Items]
Fixed remuneration of senior management	€ 9,521	€ 9,421